Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are a “smaller reporting company” as defined by Item 10(f)(1) of Regulation S-K and are therefore permitted to provide scaled pay versus performance disclosures.

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding “Compensation Actually Paid,” as determined under SEC rules, for our PEOs and non-PEO NEOs as a group and Company financial performance for the fiscal years listed below. This disclosure does not necessarily reflect value actually realized by the executive or how our compensation committee evaluates compensation decisions in light of company or individual performance. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Joshua Cohen ($)	Summary Compensation Table Total for Justin Klee ($)	Compensation Actually Paid to Joshua Cohen ($) (4)	Compensation Actually Paid to Justin Klee ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($)	Net Income (Thousands) ($)
2024 (1)	6,496,255	6,496,255	1,033,802	1,033,802	2,419,675	152,156	21	(301,743)
2023 (2)	7,418,169	7,418,169	(6,397,526)	(6,397,526)	3,086,015	(3,219,395)	81	49,271
2022 (3)	7,178,416	7,178,416	18,570,310	18,570,310	4,256,103	10,183,063	204	(198,375)

(1)
For 2024, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.
(2)
For 2023, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello, Camille L. Bedrosian, M.D. and Margaret Olinger.
(3)
For 2022, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.
(4)
Compensation Actually Paid reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation, computed in accordance with Item 402(v) of Regulation S-K:

PEO Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for Joshua Cohen ($)	Deduction of Equity Awards for Joshua Cohen ($) (a)	Addition of Adjusted Equity Awards for Joshua Cohen ($) (b)	Compensation Actually Paid to Joshua Cohen ($)
2024	6,496,255	(5,270,950)	(191,503)	1,033,802
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310

Year	Summary Compensation Total for Justin Klee ($)	Deduction of Equity Awards for Justin Klee ($) (a)	Addition of Adjusted Equity Awards for Justin Klee ($) (b)	Compensation Actually Paid to Justin Klee ($)
2024	6,496,255	(5,270,950)	(191,503)	1,033,802
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310

Average non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,419,675	(1,658,789)	(608,730)	152,156
2023	3,086,015	(2,391,751)	(3,913,659)	(3,219,395)
2022	4,256,103	(3,538,690)	9,465,650	10,183,063

(a)
Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

The amounts in the Addition of Adjusted Equity Awards in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joshua Cohen ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joshua Cohen ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joshua Cohen ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joshua Cohen ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joshua Cohen ($)	Total - Addition of Adjusted Equity Awards for Joshua Cohen ($)
2024	2,777,461	(2,416,000)	—	(552,964)	—	(191,503)
2023	2,907,378	(5,721,351)	—	(4,663,794)	—	(7,477,767)
2022	12,131,046	3,666,615	—	1,771,232	—	17,568,894

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Justin Klee ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Justin Klee ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Justin Klee ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Justin Klee ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Justin Klee ($)	Total - Addition of Adjusted Equity Awards for Justin Klee ($)
2024	2,777,461	(2,416,000)	—	(552,964)	—	(191,503)
2023	2,907,378	(5,721,351)	—	(4,663,794)	—	(7,477,767)
2022	12,131,046	3,666,615	—	1,771,232	—	17,568,894

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Addition of Adjusted Equity Awards for Non-PEO NEOs ($)
2024	920,443	(1,073,572)	—	(457,625)	—	(608,730)
2023	1,199,553	(1,766,664)	—	(2,651,863)	(696,708)	(3,913,659)
2022	5,235,934	2,712,055	—	1,515,639	—	9,465,650

The above tables omit columns relating to adjustments necessary for awards granted during the applicable year that vested during the same year or any dividends paid during the applicable year, in each case, because no such adjustments were applicable.

Description of Relationship Between PEO and non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Description of Relationship Between PEO and non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Loss and Income during the three most recently completed fiscal years.

Named Executive Officers, Footnote
(1)
For 2024, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.
(2)
For 2023, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello, Camille L. Bedrosian, M.D. and Margaret Olinger.
(3)
For 2022, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.

Adjustment To PEO Compensation, Footnote

PEO Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for Joshua Cohen ($)	Deduction of Equity Awards for Joshua Cohen ($) (a)	Addition of Adjusted Equity Awards for Joshua Cohen ($) (b)	Compensation Actually Paid to Joshua Cohen ($)
2024	6,496,255	(5,270,950)	(191,503)	1,033,802
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310

Year	Summary Compensation Total for Justin Klee ($)	Deduction of Equity Awards for Justin Klee ($) (a)	Addition of Adjusted Equity Awards for Justin Klee ($) (b)	Compensation Actually Paid to Justin Klee ($)
2024	6,496,255	(5,270,950)	(191,503)	1,033,802
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310

Non-PEO NEO Average Total Compensation Amount		$ 2,419,675	[1]	$ 3,086,015	[2]	$ 4,256,103	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 152,156	[1]	(3,219,395)	[2]	10,183,063	[3]
Adjustment to Non-PEO NEO Compensation Footnote

Average non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,419,675	(1,658,789)	(608,730)	152,156
2023	3,086,015	(2,391,751)	(3,913,659)	(3,219,395)
2022	4,256,103	(3,538,690)	9,465,650	10,183,063

(a)
Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 21,000	[1]	81,000	[2]	204,000	[3]
Net Income (Loss)		$ (301,743,000)	[1]	$ 49,271,000	[2]	$ (198,375,000)	[3]
PEO Name		Joshua Cohen and Justin Klee		Joshua Cohen and Justin Klee		Joshua Cohen and Justin Klee
Joshua Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,496,255	[1]	$ 7,418,169	[2]	$ 7,178,416	[3]
PEO Actually Paid Compensation Amount	[4]	1,033,802	[1]	(6,397,526)	[2]	18,570,310	[3]
Justin Klee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,496,255	[1]	7,418,169	[2]	7,178,416	[3]
PEO Actually Paid Compensation Amount	[4]	1,033,802	[1]	(6,397,526)	[2]	18,570,310	[3]
PEO | Joshua Cohen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(5,270,950)		(6,337,928)		(6,177,000)
PEO | Joshua Cohen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(191,503)		(7,477,767)		17,568,894
PEO | Joshua Cohen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,777,461		2,907,378		12,131,046
PEO | Joshua Cohen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,416,000)		(5,721,351)		3,666,615
PEO | Joshua Cohen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(552,964)		(4,663,794)		1,771,232
PEO | Justin Klee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(5,270,950)		(6,337,928)		(6,177,000)
PEO | Justin Klee [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(191,503)		(7,477,767)		17,568,894
PEO | Justin Klee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,777,461		2,907,378		12,131,046
PEO | Justin Klee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,416,000)		(5,721,351)		3,666,615
PEO | Justin Klee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(552,964)		(4,663,794)		1,771,232
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(1,658,789)		(2,391,751)		(3,538,690)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(608,730)		(3,913,659)		9,465,650
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		920,443		1,199,553		5,235,934
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,073,572)		(1,766,664)		2,712,055
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (457,625)		(2,651,863)		$ 1,515,639
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (696,708)

[1]	For 2024, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.
[2]	For 2023, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello, Camille L. Bedrosian, M.D. and Margaret Olinger.
[3]	For 2022, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.
[4]	Compensation Actually Paid reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation, computed in accordance with Item 402(v) of Regulation S-K:
[5]	Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
[6]	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.